GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 55,570
Accumulated amortization	(18,739)
Impairment	(19,941)
Net carrying amount	16,890
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	38,515
Accumulated amortization	(15,698)
Impairment	(14,347)
Net carrying amount	8,470
Acquired technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Acquired technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
In-process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,000
Accumulated amortization
Impairment	(2,000)
Net carrying amount
Tradename and other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	15,055
Accumulated amortization	(3,041)
Impairment	(3,594)
Net carrying amount	$ 8,420
Tradename and other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	4 years
Tradename and other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	11 years